Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Nov. 06, 2025 USD ($) shares $ / shares	Feb. 05, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company’s practice is to grant equity awards at regularly scheduled Compensation Committee meetings, the dates of which are typically predetermined approximately two years in advance. Annual grants of RSUs are made at each year’s regularly scheduled February Compensation Committee meeting, which usually occurs approximately one week following the release of our annual earnings results. Grants of stock options for a fiscal year, which are made on a quarterly basis to temper the impact of the Company’s stock price volatility, are approved at each regularly scheduled quarterly Compensation Committee meeting. Accordingly, the timing and terms of option grants are not influenced by material non-public information, nor has the Company timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

During fiscal year 2025, two of the regularly scheduled Compensation Committee meetings at which quarterly grants of stock options were made occurred within a period beginning four business days before and ending one business day after the filing of Forms 8 K that disclosed information regarding quarterly financial results and ordinary course securitization and debt financings. The following table provides information concerning each such award for each of the named executive officers:

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Mr. Fisher	2/5/25(1)	22,025	112.94	1,015,132	1.6%
	2/5/25(1)	36,492	—	4,121,406	1.6%
	11/6/25(2)	20,793	128.00	1,037,155	-4.0%
Mr. Cunningham	2/5/25(1)	6,508	112.94	299,954	1.6%
	2/5/25(1)	34,932	—	3,945,220	1.6%
	11/6/25(2)	6,144	128.00	306,463	-4.0%
Mr. Chartier	2/5/25(1)	4,108	112.94	189,338	1.6%
	2/5/25(1)	6,807	—	768,783	1.6%
	11/6/25(2)	3,878	128.00	193,435	-4.0%
Mr. Rahilly	2/5/25(1)	2,447	112.94	112,782	1.6%
	2/5/25(1)	4,055	—	457,972	1.6%
	11/6/25(2)	2,310	128.00	115,223	-4.0%

(1)
On February 4, 2025, we filed a Form 8-K announcing that on February 4, 2025, the Company issued a press release to announce its consolidated financial results for the three months ended December 31, 2024.
(2)
On November 5, 2025, we filed a Form 8-K disclosing an offering by OnDeck Asset Securitization IV, LLC, a wholly-owned indirect subsidiary of the Company, of asset-backed notes in a private securitization transaction. The Company's intent to conduct such offering was previously announced on October 30, 2025.

Award Timing Method	The Company’s practice is to grant equity awards at regularly scheduled Compensation Committee meetings, the dates of which are typically predetermined approximately two years in advance.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table	The following table provides information concerning each such award for each of the named executive officers:

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Mr. Fisher	2/5/25(1)	22,025	112.94	1,015,132	1.6%
	2/5/25(1)	36,492	—	4,121,406	1.6%
	11/6/25(2)	20,793	128.00	1,037,155	-4.0%
Mr. Cunningham	2/5/25(1)	6,508	112.94	299,954	1.6%
	2/5/25(1)	34,932	—	3,945,220	1.6%
	11/6/25(2)	6,144	128.00	306,463	-4.0%
Mr. Chartier	2/5/25(1)	4,108	112.94	189,338	1.6%
	2/5/25(1)	6,807	—	768,783	1.6%
	11/6/25(2)	3,878	128.00	193,435	-4.0%
Mr. Rahilly	2/5/25(1)	2,447	112.94	112,782	1.6%
	2/5/25(1)	4,055	—	457,972	1.6%
	11/6/25(2)	2,310	128.00	115,223	-4.0%

(1)
On February 4, 2025, we filed a Form 8-K announcing that on February 4, 2025, the Company issued a press release to announce its consolidated financial results for the three months ended December 31, 2024.
(2)
On November 5, 2025, we filed a Form 8-K disclosing an offering by OnDeck Asset Securitization IV, LLC, a wholly-owned indirect subsidiary of the Company, of asset-backed notes in a private securitization transaction. The Company's intent to conduct such offering was previously announced on October 30, 2025.

Mr. Fisher | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name			Mr. Fisher
Underlying Securities | shares		20,793	22,025
Exercise Price | $ / shares		$ 128	$ 112.94
Fair Value as of Grant Date | $		$ 1,037,155	$ 1,015,132
Underlying Security Market Price Change		(4)	1.6
Mr. Fisher | Employee Stock Option One
Awards Close in Time to MNPI Disclosures
Underlying Securities | shares			36,492
Exercise Price | $ / shares			$ 0
Fair Value as of Grant Date | $			$ 4,121,406
Underlying Security Market Price Change			1.6
Mr. Cunningham | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name			Mr. Cunningham
Underlying Securities | shares		6,144	6,508
Exercise Price | $ / shares		$ 128	$ 112.94
Fair Value as of Grant Date | $		$ 306,463	$ 299,954
Underlying Security Market Price Change		(4)	1.6
Mr. Cunningham | Employee Stock Option One
Awards Close in Time to MNPI Disclosures
Underlying Securities | shares			34,932
Exercise Price | $ / shares			$ 0
Fair Value as of Grant Date | $			$ 3,945,220
Underlying Security Market Price Change			1.6
Mr. Chartier | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name			Mr. Chartier
Underlying Securities | shares		3,878	4,108
Exercise Price | $ / shares		$ 128	$ 112.94
Fair Value as of Grant Date | $		$ 193,435	$ 189,338
Underlying Security Market Price Change		(4)	1.6
Mr. Chartier | Employee Stock Option One
Awards Close in Time to MNPI Disclosures
Underlying Securities | shares			6,807
Exercise Price | $ / shares			$ 0
Fair Value as of Grant Date | $			$ 768,783
Underlying Security Market Price Change			1.6
Mr. Rahilly | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name			Mr. Rahilly
Underlying Securities | shares		2,310	2,447
Exercise Price | $ / shares		$ 128	$ 112.94
Fair Value as of Grant Date | $		$ 115,223	$ 112,782
Underlying Security Market Price Change		(4)	1.6
Mr. Rahilly | Employee Stock Option One
Awards Close in Time to MNPI Disclosures
Underlying Securities | shares			4,055
Exercise Price | $ / shares			$ 0
Fair Value as of Grant Date | $			$ 457,972
Underlying Security Market Price Change			1.6